S-K 1602(a)(3) Forepart, Sponsor Compensation	Jan. 22, 2026 USD ($) $ / shares shares
Spring Valley Acquisition IV Sponsor, LLC [Member] | Common Shares [Member]
SPAC Offering Forepart, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares | shares	7,546,667
Price Paid or to be Paid for Securities, Total Amount | $	$ 24,478
Spring Valley Acquisition IV Sponsor, LLC [Member] | Private Placement Warrants [Member]
SPAC Offering Forepart, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares | shares	4,157,222
Price Paid or to be Paid for Securities, Total Amount | $	$ 3,741,500
Price Paid or to be Paid for Securities, Per Share | $ / shares	$ 0.9
Sponsor and Independent Directors [Member] | Common Shares [Member]
SPAC Offering Forepart, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares | shares	7,666,667
Price Paid or to be Paid for Securities, Total Amount | $	$ 25,000
Price Paid or to be Paid for Securities, Per Share | $ / shares	$ 0.003